Loss Per Share	6 Months Ended
Jun. 30, 2022
Loss Per Share
Loss Per Share
Note 13: Loss (earnings) per share

For the three and six months ended June 30, 2022, and 2021, the weighted average number of shares outstanding and loss (earnings) per share were as follows:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Net loss (earnings)	$5,577	$4,060	$(40,059)	$8,985
Weighted average basic number of shares outstanding	136,600,071	117,893,013	131,266,530	117,861,667
Basic loss (earnings) per share	$0.04	$0.03	$(0.31)	$0.08
Weighted average diluted number of shares outstanding	136,600,071	117,893,013	139,492,021	117,861,667
Diluted (earnings) loss per share	$0.04	$0.03	$(0.29)	$0.08

All of the outstanding share options and share purchase warrants at June 30, 2021 were anti-dilutive for the periods then ended as the Company was in a loss position. Additionally, all of the outstanding share options and share purchase warrants at June 30, 2022 were anti-dilutive for the three months ended June 30, 2022 as the Company was in a loss position.